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May 25, 2010

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Attn.: Mr. Larry L. Greene, Senior Counsel

Re:                             Blackstone / GSO Senior Floating Rate Term Fund

Form N-2, File No. 811-22393

Ladies and Gentlemen:

On behalf of Blackstone / GSO Senior Floating Rate Term Fund (“Registrant”) we submit a Registration Statement on Form N-2 pursuant to Rule 426(b) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to §§ 230.462(b) and § 230.110(d) under the Securities Act, the Registrant represents that: (i) the Registrant has instructed its bank to make payment of the applicable registration fee to the Securities and Exchange Commission relating to the above-referenced Registration Statement on May 25, 2010; (ii) the Registrant will not revoke such instructions; and (iii) the Registrant has sufficient funds to cover the amount of such filing fee.

If we can be of any further assistance, please do not hesitate to contact Rafael Vasquez (phone: 212-455-3566; fax: 212-455-2502) or Sarah Cogan (phone: 212-455-3125; fax: 212-455-2502).

Very truly yours,

/s/ Rafael Vasquez

Rafael Vasquez